Financial assets measured at fair value through OCI	12 Months Ended
Dec. 31, 2020
Financial Assets Measured At Fair Value Through Other Comprehensive Income [Line Items]
Financial Assets Measured At Fair Value Through Other Comprehensive Income Explanatory

Note 11 Financial assets measured at fair value through other comprehensive income

USD million	31.12.20	31.12.19
Financial assets measured at fair value through other comprehensive income[1]
Debt instruments
Government and government agencies	8,155	6,162
of which: USA	7,727	5,814
Banks	103	178
Corporates and other	0	4
Total financial assets measured at fair value through other comprehensive income	8,258	6,345
Unrealized gains, before tax	204	41
Unrealized (losses), before tax	(4)	(25)
Net unrealized gains / (losses), before tax	200	16
Net unrealized gains / (losses), after tax	151	15
1 Refer to Note 21c for more information about product type and fair value hierarchy categorization. Refer also to Note 9 and Note 20 for more information about expected credit loss measurement.

UBS AG
Financial Assets Measured At Fair Value Through Other Comprehensive Income [Line Items]
Financial Assets Measured At Fair Value Through Other Comprehensive Income Explanatory

Note 11 Financial assets measured at fair value through other comprehensive income

USD million	31.12.20	31.12.19
Financial assets measured at fair value through other comprehensive income[1]
Debt instruments
Government and government agencies	8,155	6,162
of which: USA	7,727	5,814
Banks	103	178
Corporates and other	0	4
Total financial assets measured at fair value through other comprehensive income	8,258	6,345
Unrealized gains, before tax	204	41
Unrealized (losses), before tax	(4)	(25)
Net unrealized gains / (losses), before tax	200	16
Net unrealized gains / (losses), after tax	151	15
1 Refer to Note 21c for more information about product type and fair value hierarchy categorization. Refer also to Note 9 and Note 20 for more information about expected credit loss measurement.